TAXATION - Investment tax credits (Details) $ in Thousands	Mar. 31, 2024 CAD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Investment tax credits	$ 27,014
Tax Period 2
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Investment tax credits	1,246
2037 - 2044
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Investment tax credits	25,768
Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Investment tax credits	15,746
Non-Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Investment tax credits	$ 11,268